Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

Operating Leases

We have entered into various non-cancelable lease agreements for our office and laboratory spaces.

In July 2011, we entered into a non-cancelable lease agreement with a minority shareholder for our current headquarters in Seattle, Washington. The lease terms were subsequently amended multiple times, most recently in August 2019, when we expanded the existing premises. Rent obligations of the expanded premises commence four months after the landlord delivers the expanded premises to us for construction of certain tenant improvements, and the lease term for both the existing premises and the expanded premises ends 142 months after the commencement date of the new lease mentioned below, subject to our option to twice extend the lease for five years. If the new lease mentioned below does not commence, the lease term for the existing premises and the expanded premises ends March 31, 2024. The amended lease also requires us to pay additional amounts for operating and maintenance expenses.

In August 2019, we entered into an operating lease to rent 100,000 square feet in a to-be-constructed building in Seattle, Washington. Shell construction is expected to be completed in 2020. The lease term commences on the date that the landlord delivers the premises to us for construction of certain tenant improvements. Rent obligations commence 10 months thereafter, and the lease term ends 142 months from the date rent commences, subject to our option to twice extend the lease for five years. The lease is cancellable under certain circumstances if the landlord fails to deliver the premises to us by May 1, 2021. We plan to occupy the new building in 2021, once interior construction is finished. In connection with the lease, the landlord agreed to fund $20.0 million in improvements. The lease also requires us to pay additional amounts for operating and maintenance expenses. Furthermore, in connection with the lease, we entered into a letter of credit of $2.1 million with one of our existing financial institutions.

In October 2016, we entered into an agreement to sublease certain laboratory and office space in South San Francisco, California. The lease commenced in October 2016 and terminated in March 2019. The lease required us to pay additional amounts for operating and maintenance expenses.

In April 2018, we entered into a lease agreement to lease additional space in South San Francisco, California. The lease term is through March 2026 and provides for one five-year option. We will be responsible for our share of allocable operating expenses, tax expenses and utilities cost during the duration of the lease term. In connection with the lease, the landlord funded agreed-upon improvements prior to the lease commencement date of December 12, 2018. The landlord was solely responsible for the $2.4 million cost of such improvements, which we recognized as a leasehold improvement asset that depreciates beginning from the commencement date to the initial lease term, and a corresponding leasehold incentive obligation, which is amortized over the life of the lease.

As of September 30, 2019, future minimum lease payments, exclusive of operating and maintenance costs and inclusive of payments to be made under the financing obligation, were as follows (in thousands) (unaudited):

2019	$901
2020	3,963
2021	6,745
2022	10,681
2023	10,985
Thereafter	107,570

Total future minimum lease payments	$140,845

Rent expenses, inclusive of operating and maintenance costs, were $1.1 million and $1.3 million for the three months ended September 30, 2018 and 2019, respectively, and $2.9 million and $3.6 million for the nine months ended September 30, 2018 and 2019, respectively.

Legal Proceedings

We are subject to claims and assessments from time to time in the ordinary course of business. We will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. We are not currently party to any material legal proceedings.

Indemnification Agreements

In the ordinary course of business, we may provide indemnification of varying scope and terms to vendors, lessors, customers and other parties with respect to certain matters including, but not limited to, losses arising out of breach of our agreements with them or from intellectual property infringement claims made by third parties. In addition, we have entered into indemnification agreements with members of our board of directors and certain of our executive officers that will require us to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments that we could be required to make under these indemnification agreements is, in many cases, unlimited. We have not incurred any material costs as a result of such indemnifications and are not currently aware of any indemnification claims.

10.	Commitments and Contingencies

Operating Leases

We have entered into various non-cancelable lease agreements for our office and laboratory spaces.

In July 2011, we entered into a non-cancelable lease agreement with a minority shareholder for laboratory and office space in Seattle, Washington. The lease terms were subsequently amended multiple times, most recently in June 2016. The lease terminates in June 2023. The lease also requires us to pay additional amounts for operating and maintenance expenses.

In October 2016, we entered into an agreement to sublease certain laboratory and office space in South San Francisco, California. The lease commenced in October 2016 and terminates in March 2019. The lease requires us to pay additional amounts for operating and maintenance expenses.

In April 2018, we entered into a lease agreement to lease additional space in South San Francisco, California. The lease term is through March 2026 and provides for one five-year option. We will be responsible for our share of allocable operating expenses, tax expenses and utilities cost during the duration of the lease term. In connection with the lease, the landlord funded agreed-upon improvements prior to the lease commencement date of December 12, 2018. The landlord was solely responsible for the $2.4 million cost of such improvements, which we recognized as a leasehold improvement asset that depreciates beginning from the commencement date to the initial lease term, and a corresponding leasehold incentive obligation, which is amortized over the life of the lease.

As of December 31, 2018, future minimum lease payments, exclusive of operating and maintenance costs, are as follows (in thousands):

2019	$3,561
2020	3,819
2021	3,917
2022	4,017
2023	2,295
Thereafter	2,315

Total future minimum lease payments	$19,924

Rent expenses, inclusive of operating and maintenance costs, were $3.7 million and $4.1 million for the years ended December 31, 2017 and 2018, respectively.

Legal Proceedings

We are subject to claims and assessments from time to time in the ordinary course of business. We will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. We are not currently party to any material legal proceedings.

Indemnification Agreements

In the ordinary course of business, we may provide indemnification of varying scope and terms to vendors, lessors, customers and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, we have entered into indemnification agreements with members of our board of directors and certain of our executive officers that will require us to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments that we could be required to make under these indemnification agreements is, in many cases, unlimited. We have not incurred any material costs as a result of such indemnifications and are not currently aware of any indemnification claims.